Principal Activities and Reorganization - Summary of Principal Subsidaries, Consolidated VIE and Subsidiaries of VIE (Detail)	12 Months Ended
Dec. 31, 2020
Subsidiaries [Member] | Smart Choice Ventures Limited ("Smart Choice") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Jan. 14, 2015
Place of Incorporation/ Establishment	British Virgin Islands
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Investment holding
Subsidiaries [Member] | Hong Kong Smart Choice Ventures Limited ("HK Smart Choice") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Feb. 18, 2015
Place of Incorporation/ Establishment	Hong Kong
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Investment holding
Subsidiaries [Member] | Zhixuan International Management Consulting (Shenzhen) Co., Ltd. ("Shenzhen Zhixuan") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Jun. 09, 2015
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Management consulting and marketing consulting
Subsidiaries [Member] | Zhixuan Management Consulting (Tianjin) Co. Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Apr. 04, 2019
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Management consulting and marketing consulting
Variable Interest Entity, Primary Beneficiary [Member] | Shenzhen Huiye Tianze Investment Holding Co., Ltd ("Huiye Tianze") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Oct. 30, 2014
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Investment, investment consulting service
Variable Interest Entity, Not Primary Beneficiary [Member] | Huize Insurance Brokerage Co., Ltd. ("Huize Insurance Brokerage") (former Shenzhen Huize Insurance Brokerage Co., Ltd.) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Oct. 14, 2011
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Insurance brokerage service
Variable Interest Entity, Not Primary Beneficiary [Member] | Shenzhen Huize Shidai Co., Ltd. ("Huize Technology") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Apr. 28, 2012
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Technology development and Internet information consulting service
Variable Interest Entity, Not Primary Beneficiary [Member] | Hefei Huize Internet Technology Co., Ltd. ("Hefei Huize") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Aug. 05, 2015
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Technology development and Internet information consulting service
Variable Interest Entity, Not Primary Beneficiary [Member] | Shenzhen Zhixuan Wealth Investment Management Co., Ltd. ("Zhixuan Investment") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Apr. 20, 2016
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Management consulting, Investment consulting and financial consulting
Variable Interest Entity, Not Primary Beneficiary [Member] | Huize (Chengdu) Internet Technology Co., Ltd. ("Chengdu Huize") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	May 11, 2018
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Technology development consulting service
Variable Interest Entity, Not Primary Beneficiary [Member] | Shenzhen Huibang Technology Co Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Dec. 29, 2020
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Technology development and Internet information consulting service